Other comprehensive income - AOCI components (Details) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of analysis of other comprehensive income by item [line items]
OTHER ACCUMULATED COMPREHENSIVE INCOME	€ (21,425)	€ (22,141)
ITEMS THAT WILL NOT BE RECLASSIFIED TO PROFIT OR LOSS:	(3,625)	(2,936)
Actuarial gains or losses on defined benefit pension plans	(4,141)	(3,609)
Other recognized income and expense of investments in subsidiaries, joint ventures and associates, not reclassified	1	1
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	527	597
Reserve of gains and losses on hedging instruments that hedge investments in equity instruments	(5,074)	(4,312)
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	(12)	75
ITEMS THAT MAY BE RECLASSIFIED TO PROFIT OR LOSS:	(17,800)	(19,205)
Hedge of net investments in foreign operations (effective portion)	(5,074)	(4,312)
Exchange differences	(14,927)	(15,730)
Hedging derivatives. Cash flow hedges (effective portion)	393	277
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income	2,051	828
Share in other income and expenses recognized in investments in joint ventures and associates	(243)	(268)
Equity instruments
Disclosure of analysis of other comprehensive income by item [line items]
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	€ 527	€ 597